Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	424,762,244
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 366,292	$ 251,143
Restricted cash	67,344	72,765
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $18,458	147,072	139,971
Due from related parties (Note 4)	36,015	26,146
Other current assets (Note 5)	160,106	80,052
Total current assets	776,829	570,077
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	972,570	1,027,889
Vessels, net (Note 7)	2,063,115	1,956,270
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,527,770	4,587,916
Total fixed assets, net	7,563,455	7,572,075
OTHER NON-CURRENT ASSETS:
Restricted cash	301,899	332,801
Intangible assets, net	8,341	9,062
Above-market acquired time charters	31,404	40,102
Financial instruments (Note 10)	138	0
Other non-current assets (Note 8)	112,220	97,572
Total other non-current assets	454,002	479,537
Total assets	8,794,286	8,621,689
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	499,823	429,149
Accounts payable and other current liabilities	62,053	58,774
Accrued liabilities	139,246	119,838
Due to related parties (Note 4)	8,404	7,518
Deferred revenue	93,810	40,880
Financial instruments (Note 10)	101,567	100,104
Total current liabilities	904,903	756,263
NON-CURRENT LIABILITIES
Long-term debt, net of current portion (Note 9)	3,694,951	3,812,686
Financial instruments (Note 10)	75,957	102,346
Deferred revenue	59,873	9,172
Other non-current liabilities	3,246	2,560
Total non-current liabilities	3,834,027	3,926,764
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and June 30, 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and June 30, 2012, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and June 30, 2012; 424,762,094 and 424,762,244 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively (Note 11)	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and June 30, 2012, respectively (Note 11)	(110)	(10)
Additional paid-in capital (Note 11)	2,831,085	2,908,950
Accumulated other comprehensive loss (Note 14)	(19,531)	(28,610)
Retained earnings	195,093	260,751
Total Dryships Inc. stockholders' equity	3,010,784	3,145,328
Non controlling interests (Note 18)	1,044,572	793,334
Total stockholders' equity	4,055,356	3,938,662
Total liabilities and stockholders' equity	$ 8,794,286	$ 8,621,689

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 18,458	$ 18,420
Preferred stock par value	$ 0.01	$ 0.01
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,244	424,762,094
Common stock shares outstanding	424,762,244	424,762,094
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	11,000,000	1,000,000
Series A Convertible Preferred Stock
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Voyage revenues and amortization of above market acquired time charters	$ 157,145	$ 195,476
Leasing revenues	0	71,357
Service revenues and amortization of above market acquired drilling contracts	426,490	164,598
Total Revenues (Note 16)	583,635	431,431
EXPENSES:
Voyage expenses	10,484	12,062
Vessels, drilling rigs and drillships operating expenses	274,188	147,843
Depreciation and amortization	166,034	121,021
Loss on sale of assets, net (Note 7)	963	705
Vessel impairment charge	0	112,104
Gain from vessel insurance proceeds	0	(25,064)
General and administrative expenses	65,344	53,930
Legal settlements and other (Note 13)	(1,606)	0
Operating income	68,228	8,830
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(108,253)	(64,459)
Interest income	1,906	15,557
Loss on interest rate swaps (Note 10)	(21,714)	(39,775)
Other, net	2,576	3,812
Total other expenses, net	(125,485)	(84,865)
LOSS BEFORE INCOME TAXES	(57,257)	(76,035)
Income taxes (Note 19)	(21,628)	(9,778)
NET LOSS	(78,885)	(85,813)
Less: Net (income)/loss attributable to non controlling interest	13,227	(2,511)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(65,658)	(88,324)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 17)	$ (65,658)	$ (92,254)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 17)	$ (0.17)	$ (0.27)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	380,152,244	344,259,487

Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income/ (Loss)
Net loss	$ (78,885)	$ (85,813)
Other comprehensive income/(loss:)
Unrealized gain on senior notes	2,059	1,197
Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations	(709)	(1,257)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	6,544	6,544
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	274	126
Actuarial gains	102	140
Other comprehensive income/(loss)	8,270	6,750
Comprehensive loss	(70,615)	(79,063)
Less: comprehensive (income)/loss attributable to non controlling interests	11,167	(4,010)
Comprehensive loss attributable to Dryships Inc.	$ (59,448)	$ (83,073)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Cash Flows Abstract
Net Cash Provided by Operating Activities	$ 131,503	$ 137,492
Cash Flows from Investing Activities:
Vessel insurance proceeds	0	58,200
Option for future construction of rigs	0	(30,019)
Proceeds from sale of notes	18,709	0
Vessels/drilling rigs acquisitions, improvements and other fixed assets	(209,097)	(251)
Advances for vessel acquisitions/drillships under construction.	(56,210)	(1,384,632)
Decrease in restricted cash	36,323	337,433
Proceeds from sale of vessels, net of costs	116,740	25,670
Net Cash Used in Investing Activities	(93,535)	(993,599)
Cash Flows from Financing Activities :
Proceeds from long-term credit facility	128,103	1,378,313
Net proceeds from sale in ownerships of subsidiary	180,485	0
Payments of long-term credit facility	(214,032)	(509,169)
Payment of financing costs	(17,375)	(36,893)
Net Cash Provided by Financing Activities	77,181	832,251
Net (decrease)/increase in cash and cash equivalents	115,149	(23,856)
Cash and cash equivalents at beginning of period	251,143	391,530
Cash and cash equivalents at end of period	$ 366,292	$ 367,674

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling services.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations from the U.S. Securities and Exchange Commission (the "SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the SEC on March 16, 2012.

Certain prior period amounts have been reclassified to conform to the current year presentation including: a) the reclassification of part of deferred mobilization expenses and deferred revenue from current assets and current liabilities, respectively, to non-current assets and non-current liabilities and b) the reclassification of foreign exchange gains/losses in the Statement of operations from "General and administrative expenses" to "Other, net".

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2011, filed with the SEC on March 16, 2012 (the "Consolidated Financial Statements for the year ended December 31, 2011"). There have been no material changes to these policies in the six-month period ended June 30, 2012, except for additional accounting policies, which are as follows:

Short-term investments—Short-term investments generally represent investments in time deposits, which have maturities in excess of three months but less than twelve months. These investments are accounted for at cost.

Voyage charter: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter's duration period.

Voyage related and vessel operating costs: Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the Company under voyage charter arrangements, except for commissions, which are either paid for by the Company or are deducted from the freight revenue. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

Working Capital	6 Months Ended
Jun. 30, 2012
Working Capital [Abstract]
Working Capital

3. Working capital

At June 30, 2012, the Company's current liabilities exceeded its current assets by $128,074. In addition and as further discussed in Note 13, the Company's expected short term capital commitments to fund the construction installments under the shipbuilding contracts in the twelve-month period ending June 30, 2013 amount to $448,685. Cash expected to be generated from operations assuming that current market charter hire rates would prevail in the twelve-month period ending June 30, 2013, may not be sufficient to cover the Company's capital commitments. The Company expects to finance its capital commitments with cash on hand, operational cash flow and debt or equity issuances.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties
Transactions with Related Parties
4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed statements of operations are as follows:

	December 31, 2011	June 30, 2012
Balance Sheet
Due to related party - Cardiff	$(671)	$(2,019)
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - TMS Dry	(6,804)		-
Due to related party –Vivid	-	(4,402)
Due to related party -Basset		(1,983)
Due to related party - Total	(7,518)	(8,404)

Due from related party - TMS Bulkers	19,579	27,159
Due from related party - TMS Tankers	6,324	8,511
Due from related party - Sigma and Blue Fin pool	243	345
Due from related party - Total	26,146	36,015

Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year/ period	8,484	5,001
Vessels, drilling rigs, drillships, machinery and equipment, net - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	9,195	6,017
Accounts payable and other current liabilities - Sigma Pool	111	31
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin Pool	549	1,785
Other current assets - Sigma and Blue Fin pool	3,635	4,639
Other non-current assets - Sigma and Blue Fin pool	675	825
Other non-current assets - TMS Dry	$4,140	$-

	Six- month period
	ended June 30,
Statement of Operations	2011	2012
Voyage Revenues - Sigma and Blue Fin pool	5,348	15,068
Voyage expenses - TMS Tankers	(67)	(249)
Voyage expenses - TMS Bulkers	(2,359)	(1,872)
Voyage expenses – Cardiff Tankers	-	(31)
Loss on sale of assets, net - commissions - TMS Bulkers	-	(1,180)
General and administrative expenses:
- Consultancy fees - Fabiana	(1,919)	(1,757)
- Consultancy fees - Vivid	(205)	(8,033)
- Consultancy fees - Basset	-	(1,983)
- Management fees - TMS Tankers	(787)	(2,299)
- Management fees - TMS Bulkers	(13,672)	(13,711)
- Rent	(10)	(24)
- Amortization of CEO stock based compensation	(15,635)	(6,297)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers" and together with TMS Bulkers, the "Managers"). The Managers are beneficially majority owned by George Economou.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010 through December 31, 2010, of Euro 1,500 ($1,899 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) per vessel per day, which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 per vessel per day ($1,956 based on the Euro/U.S. Dollar exchange rate at June 30, 2012).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $633 based on the Euro/U.S. Dollar exchange rate as of June 30, 2012) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a construction supervisory fee of 10% of the budgeted cost of the vessels under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,153 based on the Euro/U.S. Dollar exchange rate at June 30, 2012), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751($2,217 based on the Euro/U.S. Dollar exchange rate at June 30, 2012).

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee; (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination. In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five year period and thereafter extended in five year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average U.S. Dollar rate on the invoice date.

TMS Dry Ltd.: OceanFreight Inc. ("OceanFreight") which was acquired by the Company on August 24, 2011, had contracted the technical and commercial management of its drybulk vessels to TMS Dry Ltd. ("TMS Dry"), a related party entity beneficially majority owned by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou.

TMS Dry was engaged under separate vessel management agreements directly by OceanFreight's wholly-owned, vessel-owning subsidiaries. Under the vessel management agreements, OceanFreight paid a daily management fee per vessel, covering also superintendent's fee per vessel plus expenses for any services performed relating to the evaluation of the vessel's physical condition, supervision of shipboard activities or attendance upon repairs and drydockings. At the beginning of each calendar year, these fees were adjusted upwards according to the Greek consumer price index. Such increase could not be less than 3% and more than 5%. In the event that the management agreements were terminated for any reason other than TMS Dry's default, OceanFreight was required (i) to pay management fees for a further period of three calendar months as from the date of termination; and (ii) to pay an equitable proportion of any severance crew costs which materialize as per applicable Collective Bargaining Agreement (CBA). TMS Dry was entitled to a daily management fee per vessel of Euro 1,500 ($1,899 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) for the drybulk vessels. TMS Dry was also entitled to (i) a discretionary incentive fee; (ii) extra superintendents' fees of Euro 500 ($633 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) per day; (iii) a commission of 1.25% on charter hire agreements; and (iv) a commission of 1% of the purchase price on sale or purchases of vessels in OceanFreight's fleet. Furthermore, TMS Dry was entitled to a supervision fee payable upfront for vessels under construction equal to 10% of the approved annual budgeted cost.

On July 25, 2011, OceanFreight, TMS Dry and TMS Bulkers entered into an agreement providing for the termination of the management agreements with TMS Dry upon completion of the merger. Under this agreement TMS Dry received (a) $6,600 due to the change of control and waived its contractual entitlement to seek fees for three years; and (b) $2,400 commission due to the merger transaction. Pursuant to addendum No.1 to the management agreement, dated November 3, 2011, it was agreed, among other things, that the management agreements with TMS Dry would be terminated on December 31, 2011. Effective January 1, 2012, the Company novated the management agreements for each of the eleven OceanFreight vessels and hulls to TMS Bulkers on terms identical to those in the previous management agreements with TMS Dry, [taking into account the adjustments in TMS Bulkers in 2012.

Transactions with TMS Dry in Euros were settled on the basis of the average USD rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig UDW Inc. (“Ocean Rig”). Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of Ocean Rig, including Ocean Rig's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig, including the Company's drilling units. In consideration of such services, the Company pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month periods ended June 30, 2011 and June 30, 2012, the Company paid $800 and $2,815, respectively, as fees related to the Global Services Agreement regarding employment arrangements.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

George Economou: As the Company's Chairman, Chief Executive Officer (CEO) and principal shareholder, with a 14.2% shareholding, George Economou has the ability to exert influence over the operations of the Company.

In April 2012, companies affiliated with the Company's Chairman and CEO purchased a total of 2,185,000 common shares of Ocean Rig owned by DryShips, in the offering that was completed on April 17, 2012, at the public offering price (Note 11).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Republic of the Marshall Islands, Fabiana provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 12).

On January 25, 2010, the Compensation Committee approved a bonus in the form of 4,500,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011 respectively; and 1,500,000 shares to vest on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.4 million based on the exchange rate as of June 30, 2012).

On January 12, 2011, the Compensation Committee approved a bonus of $4 million and 9,000,000 shares of the Company's common stock payable for CEO services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between the Company and Basset Holdings Inc. (“Basset”), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Antony Kandylidis in his capacity as Executive Vice-President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.1 million based on the exchange rate as of June 30, 2012). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement.

Cardiff Tankers Inc.: Under certain charter agreements with the Company's tankers, Cardiff Tankers Inc. (“Cardiff Tankers”), a related party entity incorporated in the Republic of the Marshall Islands, is entitled to a 1.25% commission on the charter hire agreements.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by the Company after providing written notice to Vivid at least 30 days prior to the actual termination date.

Lease Agreement: The Company leases office space in Athens, Greece from a son of George Economou.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: Tankers Saga, Daytona, Belmar and Calida are employed in the Sigma Tankers Inc. pool ("Sigma") while tankers Vilamoura, Petalidi and Lipari are employed in the Blue Fin Tankers Inc. pool ("Blue Fin"). The Sigma and Blue Fin pools are spot market pools managed by Heidmar Inc. George Economou is a member of the Board of Directors of Heidmar Inc.

Other Current assets	6 Months Ended
Jun. 30, 2012
Other Assets [Abstract]
Other Current assets

5. Other Current assets

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,	June 30,
	2011	2012
Inventories	$15,681	$10,976
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	15,750	17,260
Loss of hire proceeds (Note 13)	-	24,640
Refundable import taxes	-	37,484
Other	10,569	14,805
Balance at end of year/period	$80,052	$160,106

Advances for Vessels and Drillships under Construction and Acquisitions	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions

6. Advances for vessels and Drillships under Construction and Acquisitions:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2011.

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Balance at December 31, 2011	$1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$972,570

On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while the vessels Woolloomooloo (ex. H1637A) and Raraka (ex. H1638A) were delivered on February 6, 2012 and March 2, 2012, respectively.

Vessels, Drilling Rigs, Drillships, Machinery and Equipment	6 Months Ended
Jun. 30, 2012
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Vessels:

	Cost	Accumulated	Net Book
		Depreciation	Value

Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	278,430	-	278,430
Vessel disposals	(132,950)	15,251	(117,699)
Depreciation	-	(53,886)	(53,886)
Balance, June 30, 2012	$2,510,187	$(447,072)	$2,063,115

On February 10, 2012, the Company concluded two Memoranda of Agreements for the sale of vessels Avoca and Padre and on March 16, 2012, the Company concluded one Memorandum of Agreement for the sale of vessel Positano, for a sale price of $118,000 in the aggregate. The Company has not classified the above vessels Avoca, Padre and Positano as "held for sale" in the accompanying consolidated balance sheets, as of December 31, 2011 and as of June 30, 2012, respectively, as all criteria required for their classification as "Vessels held for sale" were not met. As of December 31, 2011, an impairment loss of $32,584 in the aggregate, was recognized, as a result of the reduction of the vessels' carrying amount to their fair value. The vessels Avoca and Padre were delivered to their new owners on February 22, 2012 and February 24, 2012, respectively, realizing a loss of $1,487. The vessel Positano was delivered to her new owners May 4, 2012, realizing a gain of $499.

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated	Net Book
		Depreciation	Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	51,010	-	51,010
Disposals	(3)	-	(3)
Depreciation	-	(111,153)	(111,153)
Balance, June 30, 2012	$4,993,723	$(465,953)	$4,527,770

As of June 30, 2012, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure bank loans (Note 9).

Other non current assets	6 Months Ended
Jun. 30, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,	June 30,
	2011	2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	15,540	27,968
Balance at end of year/period	$97,572	$112,220

As of December 31, 2011, security deposits of $33,100 for the Ocean Rig Poseidon and Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet. These deposits were required by the counterparty due to the market loss in the swap agreements as of December 31, 2011. Following the commencement of operations of the Ocean Rig Mykonos, these deposits were no longer required.

On November 22, 2010, the Company, entered into an option contract with Samsung Heavy Industries Co. Ltd. ("Samsung") for the construction of up to four ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos, with certain upgrades to vessels design and specifications. The option agreement was novated by the Company to Ocean Rig on December 30, 2010. On May 16, 2011, Ocean Rig entered into an addendum to the option contract for the construction of up to two additional drillships with the same contract terms, conditions and specifications as the four optional drillships under the original agreement and extended the date to exercise the fourth option under the original agreement and the two additional options under the addendum from November 22, 2011 to January 31, 2012.

The Company has exercised three of the six options under the agreement and, as a result, has entered into shipbuilding contracts for three seventh generation, ultra-deepwater drillships with deliveries scheduled in July 2013, October 2013 and November 2013, respectively.

In 2012, Ocean Rig entered into addenda to the option contract to further extend the date by which Ocean Rig must exercise its three remaining options under the contract to October 4, 2012. Drillship deliveries are at the reasonable discretion of Samsung declaring the earliest available date based on Samsung's construction schedule.

Long-term Debt	6 Months Ended
Jun. 30, 2012
Long-term Debt [Abstract]
Long-term Debt
9. Long-term debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December	June
	31, 2011	30, 2012
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	500,000	500,000
Loan Facilities - Drybulk Segment	841,453	747,589
Loan Facilities - Tanker Segment	130,048	233,815
Loan Facilities - Drilling Segment	2,279,167	2,183,333
Less: Deferred financing costs	(192,183)	(169,963)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)	-
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	1,350	-
Total debt	4,241,835	4,194,774
Less: Current portion	(429,149)	(499,823)
Long-term portion	$3,812,686	$3,694,951

Convertible Senior Notes and Related Borrow Facility

In conjunction with the Company's public offering of an aggregate of $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the "Notes") in November 2009 and April 2010, respectively (collectively, the "Notes"), the Company entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. During 2011 and 2012, the share borrower returned 1,000,000 and 10,000,000, respectively, of the above loaned shares to the Company, which were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2011 and June 30, 2012.

The fair value of the outstanding loaned shares as of December 31, 2011 and June 30, 2012, was $70,200 and $54,969, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement during the six-month periods ended June 30, 2011 and 2012 was $1,476 and $1,483, respectively, and is included in "Interest and finance costs." The unamortized balance as of December 31, 2011 and June 30, 2012, was $8,690 and $7,206, respectively.

Effective September 19, 2011, the applicable conversion price of the Notes changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig common stock held by the Company. Since the Company's stock price was below the Notes conversion price of $6.9 as of June 30, 2012, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2011 and 2012, was $33,760 and $36,121, respectively, of which $16,260 and $18,621, respectively are non-cash amortization of the discount on the liability component and $17,500 and $17,500, respectively are the contractual interest paid semi-annually at a coupon rate of 5% per year. At December 31, 2011 and June 30, 2012, the net carrying amount of the liability component and unamortized discount were $572,113 and $590,734, respectively, and $127,887 and $109,266, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig Senior Notes

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "OCR UDW Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of the Company's existing and future unsecured senior indebtedness.

The OCR UDW Notes are not guaranteed by any of the Company's subsidiaries. Ocean Rig may redeem some or all of the OCR UDW Notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015 at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. As of June 30, 2012, Ocean Rig was in compliance with the agreement's financial covenants.

The total interest expense and debt amortization cost related to the OCR UDW Notes in the accompanying unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2011 and 2012, was $8,312 and $24,595, respectively. The contractual semi-annual coupon interest rate is 9.5% per year.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies OCR UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with a notional amount of $57,000 resulting in a gain of $1,406. The remaining $18,000 senior unsecured notes were also sold during the period from March 15, 2012 to March 30, 2012, to third parties with a notional amount of $18,000 resulting in a gain of $709.

Term bank loans and credit facilities

The Company's bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and December 2020. Interest rates on the outstanding loans as at June 30, 2012 are based on LIBOR plus a margin, except for an amount of $486,111 from the Loan facilities which are based on a fixed interest rate.

On January 4, 2012, the Company entered into a supplemental agreement for the term bank loan dated July 23, 2008 and the vessel Woolloomooloo was pledged as collateral to secure the bank loan.

On February 9, 2012, the Company entered into two supplemental agreements for a shortfall in the security cover ratio and pledged 10,000,000 of its shares of Ocean Rig as additional security. The share pledge expired on March 31, 2012.

On February 14, 2012, the Company entered into a $122,580 secured credit facility to partially finance the construction costs relating to three of its Very Large Ore Carriers (“VLOCs”) under construction, which are scheduled for delivery in September 2012, October 2012 and January 2013. The facility bears interest at LIBOR plus a margin and is repayable in forty eight installments. The facility is secured with guarantees from Cardiff and the Company. As at June 30, 2012, no amounts have been drawn down under this facility.

On March 19, 2012, the Company entered into a loan facility of up to $87,654 to partially finance the acquisition cost of vessel Raraka and the newbuildings H1241 and H1242. The loan bears interest at LIBOR plus a margin and is repayable in thirty-two quarterly installments plus a balloon payment payable with the last installment. The Company has drawn down an amount of $19,065 related to the vessel Raraka.

On May 9, 2012, Ocean Rig signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and the cross-acceleration provisions relating to the DryShips' indebtedness for its drybulk carrier and tanker fleet and Ocean Rig's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by Ocean Rig under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the $800,000 secured term loan agreement that would provide the lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) Ocean Rig is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig as its shareholder; and (iii) Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, Ocean Rig is also required to maintain minimum free cash of $100,000.

On May 14, 2012, Ocean Rig signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg S.A. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide Ocean Rig's lenders thereunder with the right to accelerate Ocean Rig's outstanding debt under these facilities.

In addition, the amendments also removed the automatic prepayment mechanism under the Deutsche Bank Credit Facilities. Ocean Rig is also required to increase its debt service reserve account by an aggregate amount of $57,000 beginning September 2014.. Furthermore, under the amended Deutsche Bank Credit Facilities, Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by Ocean Rig of the financial covenants contained in its guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by Ocean Rig to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that Ocean Rig fails to pay. The amount payable by DryShips under the guarantees will be limited to $214.000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, Ocean Rig signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to, among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig, which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or has been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.

The aggregate available undrawn amounts under the Company's credit facilities at December 31, 2011 and June 30, 2012, were $109,037 and $189,743, respectively. The Company is required to pay a quarterly commitment fee of 1.08% as of December 31, 2011 and a quarterly commitment fee ranging from 0.25% to 1.14%, as of June 30, 2012, per annum on its undrawn portions of the lines of credit.

The weighted-average interest rates on the above outstanding debt were: 5.73% for the six-month period ended June 30, 2011 and 5.71% for the six-month period ended June 30, 2012.

The above loans are secured by first priority mortgages over the vessels, drilling rigs and drillships, corporate guarantees and first assignment of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in the management and ownership of the vessels, additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. In addition, some of the vessel owning companies are not permitted to pay any dividends to DryShips nor DryShips is permitted to pay dividends to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit the Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of June 30, 2012, the Company was in compliance with its financial covenants or had the ability to remedy breaches of the financial covenants contained in its credit facilities. As of June 30, 2012, the Company was not in compliance with certain loan-to-value ratios contained in certain of its original loan agreements under which a total of $583,303 was outstanding as of that date. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash amounting to $146,536, in order to comply with these ratios, which is classified under current liabilities in the accompanying consolidated balance sheet.

Total interest incurred on long-term debt and amortization of debt issuance cost, including capitalized interest, for the six-months ended June 30, 2011 and 2012, amounted to $80,919, and $112,593, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

The annual principal payments required to be made after June 30, 2012, including balloon payments, totaling $4,364,737 due through December 2020, are as follows:

June 30 2013	$512,575
June 30 2014	710,993
June 30 2015	998,825
June 30 2016	1,434,820
June 30, 2017 and thereafter	707,524
Total principal payments	4,364,737
Less: Financing fees and equity component of notes	(169,963)
Total debt	$4,194,774

Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements
10. Financial Instruments and Fair Value Measurements:

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$101,567
Interest rate swaps	Financial instruments-non current assets	-	138	Financial instruments non current liabilities	102,346	75,957

Total derivatives not designated as hedging instruments		$-	$138		$202,450	$177,524
Total derivatives		$-	$138	Total derivatives	$202,450	$177,524

During the six-month periods ended June 30, 2011 and 2012, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $6,670, and $6,818, respectively. The estimated net amount of existing losses at June 30, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $13,648.

The effects of derivative instruments not designated or qualifying as hedging instruments in the unaudited interim condensed consolidated statements of operations are as follows:

		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2011	2012

Interest rate swaps	Loss on interest rate swaps	$(39,775)	$(21,714)
Forward freight agreements	Other, net	1,123	-
Foreign currency forward contracts	Other, net	(446)	-
Total		$(39,098)	$(21,714)

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities.

As of June 30, 2012, the Company had outstanding 37 interest rate swap, cap and floor agreements of $3.5 billion notional amount, maturing from March 2013 through November 2017.

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The Convertible Senior Notes and the OCR UDW Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate, is estimated through Level 2 of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, OCR UDW Notes and loan at June 30, 2012, is approximately $500,500, $485,000 and $542,650, respectively, compared to a carrying amount net of financing fees of $578,146, $490,677 and $477,688, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Obserable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$138	$-	$138	$-
Interest rate swaps - liability position	(177,524)	-	$(177,524)	$-
Total	$(177,386)	$-	$(177,386)	$-

Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2012
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital

11. Common Stock and Additional Paid-in Capital

Net Income Attributable to Dryships Inc and Transfers to the Non controlling Interest:

The following table represents the effects of any changes in DryShips Inc. ownership interest in a subsidiary on the equity attributable to the shareholders of DryShips Inc.

	Six-month period ended June 30,

	2011	2012

Net loss attributable to Dryships Inc.	$ (88,324)	$ (65,658)
Transfers to the noncontrolling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	-	(81,760)
Net transfers to the non controlling interest	-	(81,760)
Net loss attributable to Dryships Inc. and transfers to the noncontrolling interest	$ (88,324)	$ (147,418)

Treasury stock

During September 2011 and April 2012, the share borrower described in Note 9 returned to the Company an aggregate of 11,000,000 loaned shares of the Company's common stock, which were not retired.

Repurchase program

On December 6, 2011, Ocean Rig announced that its Board of Directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 9). Ocean Rig's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of June 30, 2012, Ocean Rig had not purchased any common shares or unsecured notes under the program described above.

Sale of Ocean Rig shares

On April 17, 2012 the Company completed a public offering of an aggregate of 11,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $180,485 of net proceeds from the public offering. The net assets of Ocean Rig UDW as of April 17, 2012 amounted to $3,003,954. At the date of the transaction, the carrying amounts of Ocean Rig UDW's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non controlling interests which amounted to $81,760 was recognized in equity attributable to the controlling interest.

Equity Incentive Plan	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan [Abstract]
Equity incentive plan

12. Equity incentive plan:

Dryships Inc.

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer services rendered during 2009. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011, respectively; and 1,500,000 shares to vest on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of June 30, 2012, 3,000,000 of these shares have vested.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of June 30, 2012, 2,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under the Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of June 30, 2012, 5,000 of these shares have vested.

A summary of the status of the Company's non-vested shares as of December 31, 2011 and movement during the six-month period ended June 30, 2012, is presented below.

	Number of Non-vested shares	Weighted average grant date fair value per non-vested shares
Balance as at January 1, 2012	8,510,150	$5.60
Vested	(150)	33.59
Balance June 30, 2012	8,510,000	$5.60

No shares were forfeited during 2012

As of December 31, 2011 and June 30, 2012, there was $32,413 and $26,103, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of seven years. The amounts of $15,711 and $6,310 are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month periods ended June 30, 2011 and 2012, respectively. The total fair value of shares vested during the six-month periods ended June 30, 2011 and 2012, was $5,643 and $0.3, respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees as a bonus for their services rendered during 2011. The shares shall vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's Board of Directors approved the 2012 Equity Incentive Plan (the "OCR Plan") and reserved a total of 2,000,000 common shares. Under the OCR Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011. At the same date, Ocean Rig's Compensation Committee also approved the grant of 28,200 shares of non-vested common stock as a sign-on stock bonus to new recruited employees. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

As of June 30, 2012, none of these shares have vested, while 3,000 shares were forfeited due to an employee resignation.

A summary of the status of Ocean Rig's non vested shares as of June 30, 2012 and movement during the six-month period then ended, is presented below.

	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance as at January 1, 2012	-	$-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance June 30, 2012	142,650	$16.37

As of June 30, 2012, there was $1,821 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig. That cost is expected to be recognized over a period of three years. An amount of $514 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2012.

Commitment and contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments And Contingencies

13. Commitment and contingencies:

13.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping and drilling business.

The Company has obtained hull and machinery insurance for the assessed market value of the Company's fleet and protection and indemnity insurance. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The Company's loss of hire insurance coverage does not protect against loss of income from day one, but is effective after 45 days' off-hire for the rigs and drillships. The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition. The insurance covers approximately one year for the loss of hire. In the first half of 2012, the Ocean Rig Corcovado incurred off-hire which was a covered event under our loss of hire policy that resulted in $24.6 million being recognized as revenue during the six month period ended June 30, 2012.

As part of the normal course of operations, the Company's customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled though negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

In November 2008, Annapolis Shipping Company Limited of Malta, a subsidiary of the Company and seller of the vessel Lacerta to China National Machinery Import & Export Corporation on behalf of Qingdao Shunhe Shipping Co. Ltd of China (the "Buyers"), commenced arbitration proceedings against the Buyers because they failed to comply with their obligations under the memorandum of agreement and to take delivery of the vessel. The buyers responded by raising the issue of change of place of delivery. On December 2, 2011, the parties entered into a settlement agreement for the full and final settlement of all disputes relating to the relevant memorandum of agreement, pursuant to the terms of which, the case was fully settled.

On July 17, 2008, the Company entered into an agreement to sell the vessel Toro, a 1995-built 73,034 dwt Panamax drybulk carrier, to Samsun Logix Corporation ("Samsun") for the price of approximately $63.4 million. On January 29, 2009, the Company reached an agreement with the buyers whereby the price was reduced to $36.0 million. As part of the agreement, the buyers released the deposit of $6.3 million to the Company immediately and were required to make a new deposit of $1.5 million towards the revised purchase price. On February 13, 2009, the Company proceeded with the cancellation of the sale agreement due to the buyers' failure to pay the new deposit of $1.5 million. In February 2009, Samsun was placed in corporate rehabilitation. In February 2010, Samsun's plan of reorganization was approved by its creditors. As part of this plan, the Company will recover a certain percentage of the agreed-upon purchase price. As this is contingent on the successful implementation of the plan of reorganization, the Company is unable to estimate the impact on the Company's financial statements.

On March 5, 2009, a complaint against certain of the Company's current and former directors was filed in the High Court of the Republic of the Marshall Islands, captioned Rosenquist v. Economou, et al. (Case No. 2009-056). The Rosenquist complaint, which was amended on August 14, 2009, sought an unspecified amount of damages and alleged that the defendants had breached certain fiduciary duties owed to the Company in connection with the termination of the acquisition of four Panamax drybulk carriers and nine Capesize drybulk carriers. The complaint also sought the disgorgement of all payments made in connection with the termination of these acquisitions. The High Court dismissed the case in February 2010. The plaintiff appealed and on October 5, 2011 the Supreme Court affirmed dismissal. On December 7, 2011, the plaintiff sent a letter requesting the Company's board to take certain action with respect to the allegations in his former complaint. On January 5, 2012, the board established a Special Committee consisting of five disinterested directors to investigate the plaintiff's request. No decision has yet been reached as the relevant investigation is currently underway.

A securities class action lawsuit captioned Khan et al. v. DryShips Inc., et al., was brought on November 25, 2011, in the United States District Court for the Eastern District of Missouri (Case No. 4:11-cv-02056). The complaint was amended on December 16, 2011. It is brought by two shareholders (purporting to represent a class of plaintiffs and seeking certification as class representatives) against the Company and several of its officers and directors, as well as against Deutsche Bank AG and Merrill Lynch & Co., Inc., in their capacities as underwriters of certain of the Company's equity offerings. The amended complaint alleges violations of certain provisions of the Exchange Act and the regulations thereunder in connection with a number of publicly issued statements made by the Company (alleged to be false and misleading) and breaches of fiduciary duties owed to the Company in connection therewith. The amended complaint has not yet been served on the Company. On April 17, 2012, the District Court sua sponte ordered Plaintiffs to show cause why the amended complaint should not be dismissed for failure to serve. Plaintiffs responded and on May 10, 2012, the Court granted extended Plaintiffs' time to serve the amended complaint through November 15, 2012, which was filed on May 22, 2012. The defendants never responded to this complaint, and the Plaintiffs filed a Notice of Voluntary Dismissal, without prejudice of their claims against the Defendants on June 25, 2012. An order of dismissal was signed on July 2, 2012. The matter is deemed closed.

A securities class action captioned Rabbani et al. v. DryShips Inc., et al., was brought on January 24, 2012, in the United States District Court for the Eastern District of Missouri (Case No. 4:12-cv-00130). It is similar to the Khan action, described above. Plaintiffs again substantively purport to represent a class of shareholders and seek certification as class representatives. The complaint was served on January 23, 2012, on the Company's registered office in Majuro, Marshall Islands. An amended complaint was filed on May 16, 2012. The defendants in June 2012 filed a Joint Memorandum in support of a motion to dismiss this lawsuit on grounds that it does not meet mandatory requirements of applicable U.S. laws. The plaintiffs have denied this motion and filed an opposition on July 13, 2012. The defendants filed a reply in support of the motion to dismiss, on August 3, 2012. No hearing date has been set.

The defendants believe that these complaints are without merit and intend to defend the lawsuits vigorously, when appropriate.

On May 3, 2010, the vessel Capitola was detained by the United States Coast Guard at the Port of Baltimore, Maryland. The alleged deficiencies involved in the detention related to a suspected by-pass of the vessel's oily water separating equipment and related vessel records. The relevant vessel-owning subsidiary of the Company and Cardiff posted security in the amount of $1.5 million for release of the vessel from detention. During 2011, the U.S. District Court in Maryland resolved a case in which Cardiff, the former manager of the Capitola entered into a comprehensive settlement with the U.S. Department of Justice in connection with an investigation into MARPOL violations involving that vessel. Cardiff's plea agreement with the U.S. Department of Justice involved the failure to record certain discharges of oily water and oil residues in the ship's Oil Record Book. The court ordered Cardiff to pay a fine and to implement an Environmental Compliance Plan ("ECP"). It has been agreed that DryShips' current vessel manager, TMS Bulkers, will carry out the ECP for DryShips's vessels. The ECP will strengthen the commitment of TMS Bulkers to environmental compliance in every phase of its operation, including the operation of the DryShips' vessels. The court applied a fine of approximately $2.4 million part of which amounting to approximately $2.0 million was reimbursed by the Company to Cardiff.

The Company's drilling rig the Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.1 million during the six-month period ended June 30, 2012, which is included in "Legal settlements and other" in the unaudited interim condensed consolidated statements of operations.

The vessels Capri, Capitola and Samatan, were on long-term time charters to KLC, pursuant to charterparties dated May 6, 2008, March 3, 2008 and March 3, 2008 (the "Original Charterparties") per each vessel, respectively. On January 25, 2011, KLC filed with the 4th Bankruptcy Division of the Seoul Central District Court (the "Seoul Court") an application for rehabilitation pursuant to the Debtor Rehabilitation & Bankruptcy Act. On February 15, 2011, KLC's application was approved by the Seoul Court and Joint Receivers of KLC were appointed. Upon and with effect from March 14, 2011, the shipowning companies' Original Charterparties with KLC were terminated by the Joint Receivers and the shipowning companies entered into New Charterparties with the Joint Receivers at reduced rates of hire and others terms, with the approval of the Seoul Court. On April 1, 2011, the shipowning companies filed claims in the corporate rehabilitation of KLC for (i) outstanding hire due under the Original Charterparties and (ii) damages and loss caused by the early termination of the Original Charterparties.

On October 13, 2011, a putative shareholder class action lawsuit entitled Litwin v. OceanFreight, Inc. et. al. was filed in the United States District Court for the Southern District of New York (Case No. 11-cv-7218), against OceanFreight, the Company, Ocean Rig, Pelican Stockholdings Inc. ("Pelican") and the directors of OceanFreight (collectively, the "Defendants"). The plaintiff alleged violations of Commission proxy rules and breach of fiduciary duties by the directors of the OceanFreight, purportedly aided and abetted by the other Defendants, in connection with OceanFreight's agreement to merge with Pelican, a wholly-owned subsidiary of DryShips. The complaint set out various alternatives remedies, including an injunction barring the merger, rescission, and /or actual and punitive damages. The plaintiff made a motion for a temporary restraining order and preliminary injunction to delay the merger, which was denied on November 2, 2011. On or about January 10, 2012, the plaintiff filed a formal Notice of Voluntary Dismissal of her action on this matter. The case is closed.

13.2 Purchase obligations:

The following table sets forth the Company's contractual obligations and their maturity dates as of June 30, 2012:

Obligations:	Total	1st year	2nd year	3rd year
Vessels shipbuilding contracts	$693,095	$448,685	$173,010	$71,400
Drillship shipbuilding contracts	1,096,826	-	1,096,826	-
Total obligations	$1,789,921	$448,685	$1,269,836	$71,400

13.3 Contractual charter and drilling revenue

Future minimum contractual charter and drilling revenue, based on vessels and drilling units committed to non-cancelable, long-term time and bareboat charter and drilling contracts as of June 30, 2012, amount to $1,158,661 for the twelve months ending June 30, 2013, $845,862 for the twelve months ending June 30, 2014, $755,294 for the twelve months ending June 30, 2015, $193,697 for the twelve months ending June 30, 2016 and $131,396 for the twelve months ending June 30, 2017 and thereafter. These amounts do not include any assumed off-hire.

13.4 Rental payments

The Company leases office space in Athens, Greece, from a son of George Economou. As of June 30, 2012, the future obligations amount to $52 for the twelve months ending June 30, 2013, 2014 and 2015 and $39 for the twelve months ending June 30, 2016. The contracts expire in 2016.

The Company's majority-owned subsidiary, Ocean Rig, entered into two three-year office lease agreements, which commenced on September 1, 2011 and October 1, 2011, respectively. These leases include an option for an additional two and three-year term, which must be exercised at least six months prior to the end of the term of the contracts, which expire in September 2014 and October 2014, respectively. Ocean Rig also entered into a three-year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010 and expires in 2014. The lease agreements relating to office space are considered to be operating lease contracts. As of June 30, 2012, the future obligations amount to $1,232 for the twelve months ending June 30, 2013 and 2014 and $272 for the twelve months ending June 30, 2015. The contracts expire in 2014.

Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss
14. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31, 2011			June 30, 2012
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest
Cash flows hedges unrealized loss	$(16,921)	(5,983)	$(22,904)	$(10,658)	(5,702)	$(16,360)
Cash flows hedges realized loss	(11,893)	(4,204)	(16,097)	(10,310)	(5,513)	(15,823)
Senior notes unrealized loss	(1,350)	-	(1,350)	-	-	-
Actuarial pension gain	1,554	550	2,104	1,437	769	2,206
Total	$(28,610)	(9,637)	$(38,247)	$(19,531)	(10,446)	$(29,977)

Interest and Finance Costs	6 Months Ended
Jun. 30, 2012
Interest And Finance Costs [Abstract]
Interest And Finance Costs
15. Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$62,593	$99,100
Amortization and write-off of financing fees	18,326	13,493
Amortization of convertible notes discount	16,260	18,621
Amortization of share lending agreement-note issuance costs	1,476	1,483
Other	5,158	2,818
Capitalized interest	(39,354)	(27,262)
Total	$64,459	$108,253

Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information
Segment Information

16. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The table below presents information about the Company's reportable segments as of and for the six-month periods ended June 30, 2011 and 2012.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month		Six-month		Six-month		Six-month
	period ended		period ended		period ended		period ended
	June 30,		June 30,		June 30,		June 30,
	2011	2012	2011	2012	2011	2012	2011	2012
Revenues from external customers	$190,128	$139,508	$5,348	$17,637	$235,955	$426,490	$431,431	$583,635
Income tax expense	-	-	-	-	(9,778)	(21,628)	(9,778)	(21,628)
Net income/(loss)	(96,665)	(31,255)	$(563)	(265)	11,415	(47,365)	(85,813)	(78,885)

	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012
Total assets	$2,124,848	$2,178,255	$430,195	$568,242	$6,066,646	$6,047,789	$8,621,689	$8,794,286

The Company's vessels operate in many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management.

Loss per share	6 Months Ended
Jun. 30, 2012
Loss Per Share
Loss Per Share
17. Loss per share:

The Company calculates basic and diluted loss per share as follows:

	Six-month period ended June 30,
	2011			2012
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net loss attributable to DryShips Inc	$(88,324)	-	-	$(65,658)	-	-
Less: Series A Convertible Preferred stock dividends	(3,930)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(92,254)	344,259,487	$(0.27)	$(65,658)	380,152,244	(0.17)

For the six-month period ended June 30, 2011, Series A Convertible Preferred Stock and non-vested, participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive. No Series A convertible Preferred Stock existed as of December 31, 2011 and June 30, 2012.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the six-month period ended June 30, 2011 and 2012, due to the losses in 2011 and 2012.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the six-month period ended June 30, 2011 and 2012, since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 9), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the Convertible Senior Notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption and in accordance with ASC 260 "Earnings per Share", any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. None of the shares were dilutive since the average share price for the period the Convertible Senior Notes were issued until June 30, 2011 and 2012, did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement. During 2011 and 2012, the share borrower returned 1,000,000 and 10,000,000, respectively of the above loaned shares to the Company, which were not retired.

Non controlling interests	6 Months Ended
Jun. 30, 2012
Non Controlling Interests
Non controlling interests
18. Non controlling interests:

The following table represents the changes in DryShips Inc. non controlling interests:

	Six-month Period Ended June 30,

	2011	2012

Balance at the beginning of the period.	$ 643,702	$ 793,334
Net income/(loss) for the period.	2,511	(13,227)
Sale of subsidiary shares to non controlling interests (Note 11)	-	262,245
Amortization of stock based compensation	-	160
Other comprehensive income	1,499	2,060

Balance at the end of the period	$ 647,712	$ 1,044,572

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Income Taxes

19. Income taxes

Neither the Marshall Islands nor Malta imposes a tax on international shipping income earned by a “non-resident” corporation thereof. Under the laws of the Marshall Islands and Malta, the countries in which the Company and the vessels owned by subsidiaries of the Company are registered and the Company's subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels' operating expenses in the accompanying consolidated statements of operations.

The Marshall Islands and Malta, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Company's ship-owning subsidiaries. Therefore, the ship-owning subsidiaries will be exempt from United States federal income taxation with respect to U.S.-source shipping income if they satisfy the 50% Ownership Test.

The Company believes that each of the Company's Marshall Islands and Malta ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income

Ocean Rig operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which Ocean Rig operates have taxation regimes with varying nominal rates or no system of corporate taxation, as well different deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events
Subsequent Events

23. Subsequent Events:

20.1 On August 7, 2012, Ocean Rig entered into an amortizing interest rate swap agreement for an initial notional amount of $450,000 maturing in July 2017. This agreement was entered into to hedge Ocean Rig's exposure to interest rate fluctuations by fixing the interest rate at 1.0425% from July 2013 until July 2017.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies [Abstract]
Short term investments

Short-term investments—Short-term investments generally represent investments in time deposits, which have maturities in excess of three months but less than twelve months. These investments are accounted for at cost.

Voyage charter

Voyage charter: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter's duration period.

Voyage related and vessel operating costs

Voyage related and vessel operating costs: Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the Company under voyage charter arrangements, except for commissions, which are either paid for by the Company or are deducted from the freight revenue. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties
Transactions with Related Parties
	December 31, 2011	June 30, 2012
Balance Sheet
Due to related party - Cardiff	$(671)	$(2,019)
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - TMS Dry	(6,804)		-
Due to related party –Vivid	-	(4,402)
Due to related party -Basset		(1,983)
Due to related party - Total	(7,518)	(8,404)

Due from related party - TMS Bulkers	19,579	27,159
Due from related party - TMS Tankers	6,324	8,511
Due from related party - Sigma and Blue Fin pool	243	345
Due from related party - Total	26,146	36,015

Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year/ period	8,484	5,001
Vessels, drilling rigs, drillships, machinery and equipment, net - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	9,195	6,017
Accounts payable and other current liabilities - Sigma Pool	111	31
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin Pool	549	1,785
Other current assets - Sigma and Blue Fin pool	3,635	4,639
Other non-current assets - Sigma and Blue Fin pool	675	825
Other non-current assets - TMS Dry	$4,140	$-

	Six- month period
	ended June 30,
Statement of Operations	2011	2012
Voyage Revenues - Sigma and Blue Fin pool	5,348	15,068
Voyage expenses - TMS Tankers	(67)	(249)
Voyage expenses - TMS Bulkers	(2,359)	(1,872)
Voyage expenses – Cardiff Tankers	-	(31)
Loss on sale of assets, net - commissions - TMS Bulkers	-	(1,180)
General and administrative expenses:
- Consultancy fees - Fabiana	(1,919)	(1,757)
- Consultancy fees - Vivid	(205)	(8,033)
- Consultancy fees - Basset	-	(1,983)
- Management fees - TMS Tankers	(787)	(2,299)
- Management fees - TMS Bulkers	(13,672)	(13,711)
- Rent	(10)	(24)
- Amortization of CEO stock based compensation	(15,635)	(6,297)

Other Current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Assets [Abstract]
Other Current Assets
	December 31,	June 30,
	2011	2012
Inventories	$15,681	$10,976
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	15,750	17,260
Loss of hire proceeds (Note 13)	-	24,640
Refundable import taxes	-	37,484
Other	10,569	14,805
Balance at end of year/period	$80,052	$160,106

Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition

Balance at December 31, 2011	$1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$972,570

Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated	Net Book
		Depreciation	Value

Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	278,430	-	278,430
Vessel disposals	(132,950)	15,251	(117,699)
Depreciation	-	(53,886)	(53,886)
Balance, June 30, 2012	$2,510,187	$(447,072)	$2,063,115

Drilling Rigs, Drillships, Machinery and Equipment
	Cost	Accumulated	Net Book
		Depreciation	Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	51,010	-	51,010
Disposals	(3)	-	(3)
Depreciation	-	(111,153)	(111,153)
Balance, June 30, 2012	$4,993,723	$(465,953)	$4,527,770

Other non current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,	June 30,
	2011	2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	15,540	27,968
Balance at end of year/period	$97,572	$112,220

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt [Abstract]
Long-term Debt
	December	June
	31, 2011	30, 2012
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	500,000	500,000
Loan Facilities - Drybulk Segment	841,453	747,589
Loan Facilities - Tanker Segment	130,048	233,815
Loan Facilities - Drilling Segment	2,279,167	2,183,333
Less: Deferred financing costs	(192,183)	(169,963)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)	-
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	1,350	-
Total debt	4,241,835	4,194,774
Less: Current portion	(429,149)	(499,823)
Long-term portion	$3,812,686	$3,694,951

Long-term Debt Principal Payments
June 30 2013	$512,575
June 30 2014	710,993
June 30 2015	998,825
June 30 2016	1,434,820
June 30, 2017 and thereafter	707,524
Total principal payments	4,364,737
Less: Financing fees and equity component of notes	(169,963)
Total debt	$4,194,774

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives not designated as hedging instruments
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$101,567
Interest rate swaps	Financial instruments-non current assets	-	138	Financial instruments non current liabilities	102,346	75,957

Total derivatives not designated as hedging instruments		$-	$138		$202,450	$177,524
Total derivatives		$-	$138	Total derivatives	$202,450	$177,524

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2011	2012

Interest rate swaps	Loss on interest rate swaps	$(39,775)	$(21,714)
Forward freight agreements	Other, net	1,123	-
Foreign currency forward contracts	Other, net	(446)	-
Total		$(39,098)	$(21,714)

Assets and liabilities measured at fair value on a recurring and non-recurring basis
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Obserable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$138	$-	$138	$-
Interest rate swaps - liability position	(177,524)	-	$(177,524)	$-
Total	$(177,386)	$-	$(177,386)	$-

Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Six-month period ended June 30,

	2011	2012

Net loss attributable to Dryships Inc.	$ (88,324)	$ (65,658)
Transfers to the noncontrolling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	-	(81,760)
Net transfers to the non controlling interest	-	(81,760)
Net loss attributable to Dryships Inc. and transfers to the noncontrolling interest	$ (88,324)	$ (147,418)

Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan [Abstract]
Equity incentive plan
	Number of Non-vested shares	Weighted average grant date fair value per non-vested shares
Balance as at January 1, 2012	8,510,150	$5.60
Vested	(150)	33.59
Balance June 30, 2012	8,510,000	$5.60

Ocean Rig UDW Equity Incentive Plan
	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance as at January 1, 2012	-	$-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance June 30, 2012	142,650	$16.37

Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year	3rd year
Vessels shipbuilding contracts	$693,095	$448,685	$173,010	$71,400
Drillship shipbuilding contracts	1,096,826	-	1,096,826	-
Total obligations	$1,789,921	$448,685	$1,269,836	$71,400

Accumulated other comprehensive loss (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Table Text Block]
	December 31, 2011			June 30, 2012
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest
Cash flows hedges unrealized loss	$(16,921)	(5,983)	$(22,904)	$(10,658)	(5,702)	$(16,360)
Cash flows hedges realized loss	(11,893)	(4,204)	(16,097)	(10,310)	(5,513)	(15,823)
Senior notes unrealized loss	(1,350)	-	(1,350)	-	-	-
Actuarial pension gain	1,554	550	2,104	1,437	769	2,206
Total	$(28,610)	(9,637)	$(38,247)	$(19,531)	(10,446)	$(29,977)

Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2012
Interest And Finance Costs [Abstract]
Interest And Finance Costs
	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$62,593	$99,100
Amortization and write-off of financing fees	18,326	13,493
Amortization of convertible notes discount	16,260	18,621
Amortization of share lending agreement-note issuance costs	1,476	1,483
Other	5,158	2,818
Capitalized interest	(39,354)	(27,262)
Total	$64,459	$108,253

Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month		Six-month		Six-month		Six-month
	period ended		period ended		period ended		period ended
	June 30,		June 30,		June 30,		June 30,
	2011	2012	2011	2012	2011	2012	2011	2012
Revenues from external customers	$190,128	$139,508	$5,348	$17,637	$235,955	$426,490	$431,431	$583,635
Income tax expense	-	-	-	-	(9,778)	(21,628)	(9,778)	(21,628)
Net income/(loss)	(96,665)	(31,255)	$(563)	(265)	11,415	(47,365)	(85,813)	(78,885)

	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012
Total assets	$2,124,848	$2,178,255	$430,195	$568,242	$6,066,646	$6,047,789	$8,621,689	$8,794,286

Loss per share (Tables)	6 Months Ended
Jun. 30, 2012
Loss Per Share
Loss Per Share
	Six-month period ended June 30,
	2011			2012
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net loss attributable to DryShips Inc	$(88,324)	-	-	$(65,658)	-	-
Less: Series A Convertible Preferred stock dividends	(3,930)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(92,254)	344,259,487	$(0.27)	$(65,658)	380,152,244	(0.17)

Non controlling interests (Tables)	6 Months Ended
Jun. 30, 2012
Non Controlling Interests
Non controlling interests
	Six-month Period Ended June 30,

	2011	2012

Balance at the beginning of the period.	$ 643,702	$ 793,334
Net income/(loss) for the period.	2,511	(13,227)
Sale of subsidiary shares to non controlling interests (Note 11)	-	262,245
Amortization of stock based compensation	-	160
Other comprehensive income	1,499	2,060

Balance at the end of the period	$ 647,712	$ 1,044,572

Working Capital - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Working Capital [Abstract]
Excess of current liabilities over current assets	$ 128,074
Construction installments for the period ending June 30, 2013	$ 448,685

Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Due to Related Party	$ (8,404)	$ (7,518)
Due from Related Party	36,015	26,146
Advances for vessels and drillships under construction	972,570	1,027,889
Accounts payable and other current liabilities	62,053	58,774
Other current assets	160,106	80,052
Other non-current assets	112,220	97,572
TMS Bulkers [Member]
Due from Related Party	27,159	19,579
TMS Tankers [Member]
Due from Related Party	8,511	6,324
Cardiff Marine [Member]
Due to Related Party	(2,019)	(671)
Sigma and Blue Fin pool [Member]
Due from Related Party	345	243
Trade Accounts Receivable Accrued Receivables	1,785	549
Other current assets	4,639	3,635
Other non-current assets	825	675
Cardiff/TMS Bulkers/TMS Tankers [Member]
Advances for vessels and drillships under construction	5,001	8,484
Vessels, drilling rigs, drillships, machinery and equipment, net	6,017	9,195
Vivid [Member]
Due to Related Party	(4,402)	0
Tri Ocean Heidmar [Member]
Due to Related Party	0	(43)
Tms Dry [Member]
Due to Related Party	0	(6,804)
Other non-current assets	0	4,140
Sigma Pool [Member]
Accounts payable and other current liabilities	31	111
Basset [Member]
Due to Related Party	$ (1,983)	$ 0

Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Voyage Revenues	$ 157,145	$ 195,476
Voyage expenses	(10,484)	(12,062)
General and Administrative Expense [Abstract]
Rent	(24)	(10)
Sigma and Blue Fin pool [Member]
Voyage Revenues	15,068	5,348
TMS Tankers [Member]
Voyage expenses	(249)	(67)
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(2,299)	(787)
TMS Bulkers [Member]
Voyage expenses	(1,872)	(2,359)
Loss on sale of assets, net commisions	(1,180)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(13,711)	(13,672)
Cardiff Tankers [Member]
Voyage expenses	(31)	0
Fabiana [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	(1,757)	(1,919)
Vivid [Member]
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(8,033)	(205)
Chairman, President and Chief Executive Officer.
General and Administrative Expense [Abstract]
Amortization of CEO stock based compensation	(6,297)	(15,635)
Basset [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	$ (1,983)	$ 0

Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd, TMS DRY Ltd (Details)	6 Months Ended	4 Months Ended		6 Months Ended		4 Months Ended		6 Months Ended				7 Months Ended
	Jun. 30, 2012	Dec. 31, 2010 TMS Bulkers [Member] USD ($)	Dec. 31, 2010 TMS Bulkers [Member] EUR (€)	Jun. 30, 2012 TMS Bulkers [Member] USD ($)	Jun. 30, 2012 TMS Bulkers [Member] EUR (€)	Dec. 31, 2010 TMS Tankers [Member] USD ($)	Dec. 31, 2010 TMS Tankers [Member] EUR (€)	Jun. 30, 2012 TMS Tankers [Member] USD ($)	Jun. 30, 2012 TMS Tankers [Member] EUR (€)	Jun. 30, 2012 Tms Dry [Member] USD ($)	Jun. 30, 2012 Tms Dry [Member] EUR (€)	Jul. 25, 2011 Tms Dry [Member] USD ($)
Management fixed fee per vessel per day		$ 1,899	€ 1,500	$ 1,956	€ 1,545	$ 2,153	€ 1,700	$ 2,217	€ 1,751	$ 1,899	€ 1,500
Annual management fee adjustment maximum				5.00%	5.00%			5.00%	5.00%	5.00%	5.00%
Annual management fee adjustment minimum				3.00%	3.00%			3.00%	3.00%	3.00%	3.00%
Annual management fee adjustment applied				3.00%	3.00%			3.00%	3.00%
Construction supervisory fee				10.00%	10.00%			10.00%	10.00%	10.00%	10.00%
Commissions on charter hire agreements				1.25%	1.25%			1.25%	1.25%	1.25%	1.25%
Commission on purchase or sale price of vessels and rigs				1.00%	1.00%			1.00%	1.00%	1.00%	1.00%
Fees on contract termination												6,600
Extra Superintendents Fee				633	500					633	500
Payments for Commissions												$ 2,400
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months

Transactions with Related Parties - Fabiana Ltd (Details) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Fabiana [Member] USD ($)	Jun. 30, 2011 Fabiana [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] EUR (€)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] EUR (€)	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]
Annual Remuneration			$ 1,757	$ 1,919	$ 3,400	€ 2,700				€ 4,000
Shares Granted					4,500,000	4,500,000				9,000,000
Common stock par value	$ 0.01	$ 0.01			$ 0.01
Vesting period					3 years 0 months 0 days	3 years 0 months 0 days				8 years 0 months 0 days
Vested number of shares on grant date					1,000,000	1,000,000				1,000,000
Vested in period							1,500,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000

Transactions with Related Parties - Additional Information (Details)	6 Months Ended
	Jun. 30, 2012 Global Services Agreement with Cardiff [Member] USD ($)	Jun. 30, 2011 Global Services Agreement with Cardiff [Member] USD ($)	Jun. 30, 2012 Chairman, President and Chief Executive Officer.	Jun. 30, 2012 Vivid [Member]	Jun. 30, 2012 Cardiff Tankers [Member]	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] EUR (€)
Commissions in connection with employment arrangements	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%
Payments for Commissions	$ 2,815,000	$ 800,000
Percentage Of Shareholder			14.20%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer			2,185,000
Chartering commission					1.25%
Commission in connection to financing related services				0.20%
Consultancy agreement terms in year				5 years
Days Required For Cancellation Written Notice For Agreement				30 days
Annual Remuneration						1,100,000	900,000
Consultancy services costs						1,983,000
Sign on bonus						$ 1,900,000	€ 1,500,000

Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Assets [Abstract]
Inventories	$ 10,976	$ 15,681
Deferred mobilization expenses	54,941	38,052
Prepayments and advances	17,260	15,750
Loss of hire proceeds (Note 13)	24,640	0
Refundable import taxes	37,484	0
Other	14,805	10,569
Balance at end of year/period	$ 160,106	$ 80,052

Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at December 31, 2011	$ 1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$ 972,570

Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Balance, December 31, 2011	$ 2,063,115	$ 1,956,270	$ 2,364,707	$ (408,437)	$ 1,956,270
Additions/transfers from vessels under construction			278,430	0	278,430
Vessel Disposals			(132,950)	15,251	(117,699)
Depreciation			0	(53,886)	(53,886)
Balance, June 30, 2012	$ 2,063,115	$ 1,956,270	$ 2,510,187	$ (447,072)	$ 2,063,115

Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Vessels Avoca, Padre and Positano [Member]	Mar. 31, 2012 Vessels Avoca, Padre and Positano [Member]	Mar. 31, 2012 Vessels Avoca And Padre [Member]	Jun. 30, 2012 Positano [Member]
Gain/(Loss) on sale of assets	$ (963)	$ (705)			$ (1,487)	$ 499
Vessel impairment charge	0	112,104	32,584
Vessel Sale Price				$ 118,000

Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Balance, December 31, 2011	$ 4,527,770	$ 4,587,916	$ 4,942,716	$ (354,800)	$ 4,587,916
Additions			51,010	0	51,010
Disposals			(3)	0	(3)
Depreciation			0	(111,153)	(111,153)
Balance, June 30, 2012	$ 4,527,770	$ 4,587,916	$ 4,993,723	$ (465,953)	$ 4,527,770

Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 0	$ 33,100
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	59,496	24,176
Other	27,968	15,540
Balance at end of year/period	$ 112,220	$ 97,572

Other Non Current Assets - Additional information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Nov. 22, 2010 Option Contract With Samsung (Member)	Jun. 30, 2012 Ocean Rig U D W [Member] Integer numberofoptions	Dec. 31, 2011 Ocean Rig U D W [Member] numberofoptions	May 16, 2011 Ocean Rig U D W [Member] numberofoptions	Dec. 31, 2011 Ocean Rig Mykonos and Ocean Rig Poseidon [Member]	Jun. 30, 2012 Delivery Scheduled In July 2013 [Member] Integer	Jun. 30, 2012 Delivery Scheduled In October 2013 [Member] Integer	Jun. 30, 2012 Delivery Scheduled In November 2013 [Member] Integer
Security deposits for derivatives	$ 0	$ 33,100					$ 33,100
Number Of Options For Construction Of Drillships			up to 4
Number Of Options Exercised					3
Number of options per addendum						2
Total number of options					6
Number of options not exercised				3
Option final exercise date				October 4 2012
Delivery Schedule (number of drillships to be delivered)								1	1	1

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Convertible Senior Notes	$ 700,000	$ 700,000
Ocean Rig Senior Notes	500,000	500,000
Loan Facilities - Drybulk Segment	747,589	841,453
Loan Facilities - Tanker Segment	233,815	130,048
Loan Facilities - Drilling Segment	2,183,333	2,279,167
Less: Deferred financing costs	(169,963)	(192,183)
Less: Dryships participation in Ocean Rig Senior Notes	0	(18,000)
Add: Valuation of Dryships participation in Ocean Rigs Senior Notes	0	1,350
Total Debt	4,194,774	4,241,835
Less current portion	(499,823)	(429,149)
Long-term portion	$ 3,694,951	$ 3,812,686

Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
June 30, 2013	$ 512,575
June 30, 2014	710,993
June 30, 2015	998,825
June 30, 2016	1,434,820
June 30, 2017 and thereafter	707,524
Total principal payments	4,364,737
Less: Financing fees and equity component of notes	(169,963)	(192,183)
Total Debt	$ 4,194,774	$ 4,241,835

Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			11 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Jun. 30, 2012 Own Share Lending Agreement [Member]	Jun. 30, 2011 Own Share Lending Agreement [Member]	Dec. 31, 2011 Own Share Lending Agreement [Member]	Dec. 31, 2010 Own Share Lending Agreement [Member]	Apr. 30, 2010 Own Share Lending Agreement [Member]	Jun. 30, 2012 Expenses Related To Convertible Unsecured Senior Notes (Member)	Jun. 30, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)
Senior notes interest rate											5.00%
Number of common shares loaned										36,100,000
Nominal lending fee per share										$ 0.01
Outstanding loaned shares, fair value						$ 54,969		$ 70,200
Treasury Stock, Shares, Acquired						10,000,000		1,000,000
Debt Instrument Interest Rate Without Share Lending Agreement										5.50%
Share lending agreement, fair value										14,476
Amortization of issuance costs associated with the share lending agreement						1,483	1,476
Unamortized balance of own share lending agreement issuance costs						7,206		8,690
Unamortized discount	169,963		192,183								109,266		127,887
Senior notes conversion price						$ 6.9			$ 7.19
Interest and finance costs(Note 19)	108,253	64,459									36,121	33,760
Amortization of convertible notes discount	18,621	16,260									18,621	16,260
Interest on long-term debt	99,100	62,593									17,500	17,500
Carrying amount of liability	4,194,774		4,241,835								590,734		572,113
Debt Instrument, Face Amount				$ 240,000	$ 460,000
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%

Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	6 Months Ended
	Apr. 27, 2011	Jun. 30, 2012	Jun. 30, 2011
Noteholders Option [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	100.00%
From April 27 2015 [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	102.50%
From April 27 2014 to April 26 2015 [Member]
Redemption Price Of Senior Note As Percenage Of Principal Amount	104.50%
Ocean Rig Issuance Of Senior Notes [Member]
Principal amount of senior unsecured notes	$ 500,000
Senior notes interest rate	9.50%
Proceeds from issuance of senior notes	487,500
Interest Expense Debt Including Amortization		24,595	8,312
Repurchase And Sale Of Ocean Rig Senior Notes [Member]
Principal amount of senior unsecured notes		18,000	57,000
Principal amount of senior notes repurchased			75,000
Gain on sale of notes		$ 709	$ 1,406

Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Fixed Rate [Member]	Jun. 30, 2012 Loan For Construction Of Three Vlocs Under Construction [Member]	Feb. 14, 2012 Loan For Construction Of Three Vlocs Under Construction [Member] Integer	Jun. 30, 2012 Vessel Raraka And New Buildings H1241 And H1242 [Member]	Mar. 19, 2012 Vessel Raraka And New Buildings H1241 And H1242 [Member] Integer	Mar. 31, 2012 Ocean Rig Share Pledge Expired [Member]
Line of credit facility amount outstanding				$ 486,111		$ 122,580		$ 87,654
Number of shares pledged as additional security									10,000,000
Line of credit facilities number of installments						48		32
Amount of credit facility utilized					0		19,065
Debt Instrument, Unused Borrowing Capacity, Amount	189,743		109,037
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.08%
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range	0.25% - 1.14%
Long-term Debt, Weighted Average Interest Rate	5.71%	5.73%
Interest on long-term debt and amortization of debt issuance cost	$ 112,593	$ 80,919

Long Term Debt - Covenant Description and Compliance (Details)	6 Months Ended
Jun. 30, 2012
Compliance with loan-to-value ratios	As of June 30, 2012, the Company was in compliance with its financial covenants or had the ability to remedy breaches of the financial covenants contained in its credit facilities. As of June 30, 2012, the Company was not in compliance with certain loan-to-value ratios contained in certain of its original loan agreements under which a total of $583,303 was outstanding as of that date. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash amounting to $146,536, in order to comply with these ratios, which is classified under current liabilities in the accompanying consolidated balance sheet.
Deutsche Bank Credit Facilities Ocean Rig [Member]
Debt instrument covenant description	On May 14, 2012, Ocean Rig signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg S.A. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide Ocean Rig's lenders thereunder with the right to accelerate Ocean Rig’s outstanding debt under these facilities. In addition, the amendments also removed the automatic prepayment mechanism under the Deutsche Bank Credit Facilities. Ocean Rig is also required to increase its debt service reserve account by an aggregate amount of $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by Ocean Rig of the financial covenants contained in its guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by Ocean Rig to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that Ocean Rig fails to pay. The amount payable by DryShips under the guarantees will be limited to $214.000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips’ indebtedness for its drybulk carrier and tanker fleet.
DNB Bank Credit Facility Ocean Rig [Member]
Debt instrument covenant description	On May 18, 2012, Ocean Rig signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to, among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig, which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or has been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.
Nordea Finland Plc Ocean Rig [Member]
Debt instrument covenant description	On May 9, 2012, Ocean Rig signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and the cross-acceleration provisions relating to the DryShips' indebtedness for its drybulk carrier and tanker fleet and Ocean Rig’s indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by Ocean Rig under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the $800,000 secured term loan agreement that would provide the lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) Ocean Rig is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig as its shareholder; and (iii) Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, Ocean Rig is also required to maintain minimum free cash of $100,000.

Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	$ 138	$ 0
Interest rate swaps, liabilities	177,524	202,450
Total derivatives assets	138	0
Total derivatives liabilities	177,524	202,450
Financial Instruments Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	0	0
Financial Instruments Non Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	138	0
Financial Instruments Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	101,567	100,104
Financial Instruments Non Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	$ 75,957	$ 102,346

Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest rate swaps	$ (21,714)	$ (39,775)
Total	(21,714)	(39,098)
Loss On Interest Rate Swaps
Interest rate swaps	(21,714)	(39,775)
Other Net
Forward freight agreements	0	1,123
Foreign currency forward contracts	$ 0	$ (446)

Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Interest rate swaps - asset position	$ 138	$ 0
Interest rate swaps liability position	(177,524)	(202,450)
Total	(177,386)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Interest rate swaps - asset position	138
Interest rate swaps liability position	(177,524)
Total	(177,386)
Unobservable Inputs (Level 3)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $)	6 Months Ended
	Jun. 30, 2012 Integer	Jun. 30, 2011
Derivative Instruments and Hedges, Assets [Abstract]
Number of interest rate swap, cap and floor agreements	37
Notional amount of interest rate swap, cap and floor agreements maturing from March 2013 through November 2017	$ 3,500,000,000
Losses on cash flow hedges transferred from other comprehensive income to statement of operations	6,818,000	6,670,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	13,648,000
Convertible Senior Notes estimated fair value through Level 2 inputs	500,500,000
Ocean Rig senior notes estimated fair value through Level 2 inputs	485,500,000
Credit Facility (fixed rate) estimated fair value through Level 2 inputs	542,650,000
Convertible Senior Notes carrying amount net of financing fees	578,146,000
Ocean Rig senior notes carrying amount net of financing fees	490,677,000
Credit Facility (fixed rate) carrying amount net of financing fees	$ 477,688,000

Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Income Attributable To Dryships Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to DryShips Inc.	$ (65,658)	$ (88,324)
Transfers to the non controlling interest:
Decrease in Dryships Inc equity for reduction in subsidiary ownership	(81,760)	0
Net transfers to the non controlling interest	(81,760)	0
Net loss attributable to Dryships Inc. and transfers to the noncontrolling interest	$ (147,418)	$ (88,324)

Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Dryships [Member]	Dec. 06, 2011 Ocean Rig U D W [Member]	Jun. 30, 2012 Ocean Rig U D W [Member]
Treasury Stock, Shares, Acquired			11,000,000
Value of repurchase program				$ 500,000
Number of Ocean Rig common shares sold through a public offering			11,500,000
Net proceeds from sale of Ocean Rig common stock			180,485
Net assets	4,055,356	3,938,662			3,003,954
Equity attributable to the controlling interest	$ 3,010,784	$ 3,145,328	$ 81,760

Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number Of Non Vested Shares [Member] | Ocean Rig UDW
Number of non vested shares
Balance as at January 1, 2012	0
Granted	145,650
Forfeited	(3,000)
Balance as at June 30, 2012	142,650
Number Of Non Vested Shares [Member] | Dryships
Number of non vested shares
Balance as at January 1, 2012	8,510,150
Vested	(150)
Balance as at June 30, 2012	8,510,000
Weighted average grant date fair value per non vested shares [Member] | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	0
Granted	16.37
Forfeited	16.5
Balance as at June 30, 2012	16.37
Weighted average grant date fair value per non vested shares [Member] | Dryships
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	5.6
Vested	33.59
Balance as at June 30, 2012	5.6

Equity Incentive Plan - Additional Information Dryships (Details) (Dryships, USD $)	6 Months Ended				0 Months Ended										1 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jan. 25, 2010 Equity Incentive Plan 2008 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Jun. 30, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Feb. 04, 2011 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2014 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2013 Shares Granted To Executive Director On 4 February 2011 [Member]	Jun. 30, 2012 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2012 Shares Granted To Executive Director On 4 February 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				21,834,055
Shares Granted					9,000,000										4,500,000					15,000
Vested number of shares on grant date					1,000,000										1,000,000
Vested in period						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000		1,500,000		1,000,000	1,000,000		5,000	5,000		5,000
Vested number of shares													2,000,000				3,000,000						5,000
Grant date fair value per share					$ 5.5										$ 6.05					$ 5.01
Unrecognized compensation cost related to non-vested share arrangements granted	$ 26,103,000		$ 32,413,000
Weighted average period of recognition for unrecognised compensation cost	7 years 0 months 0 days
Allocated Share-based Compensation Expense	6,310,000	15,711,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 300	$ 5,643,000

Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (Ocean Rig U D W [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	1 Months Ended					4 Months Ended				4 Months Ended
	Jun. 30, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2014 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2013 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Mar. 21, 2012 Equity Incentive Plan 2012 [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						2,000,000
Shares Granted		112,950					4,500				28,200
Vested in period			37,650	37,650	37,650			1,500	1,500	1,500		9,400	9,400	9,400
Grant date fair value per share		$ 16.5					$ 15.92				$ 15.92
Unrecognized compensation cost related to non-vested share arrangements granted	$ 1,821
Weighted average period of recognition for unrecognised compensation cost	3 years 0 months 0 days
Allocated Share-based Compensation Expense	$ 514
Number of shares forfeited	3,000

Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Vessels shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	$ 693,095
Statement [Line Items]
First Year	448,685
Second Year	173,010
Third Year	71,400
Total	693,095
Drillship Shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,096,826
Statement [Line Items]
First Year
Second Year	1,096,826
Third Year
Total	1,096,826
Total Obligations (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,789,921
Statement [Line Items]
First Year	448,685
Second Year	1,269,836
Third Year	71,400
Total	$ 1,789,921

Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2013	$ 1,158,661
Twelve months ending June 30, 2014	845,562
Twelve months ending June 30, 2015	755,294
Twelve months ending June 30, 2016	193,697
Twelve months ending June 30, 2017 and thereafter	$ 131,396

Commitment and contingencies - Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Office in Athens (Member)
Twelve months ending June 30, 2013	$ 52
Twelve months ending June 30, 2014	52
Twelve months ending June 30, 2015	52
Twelve months ending June 30, 2016	39
Offices Of Ocean Rig U D W (Member)
Twelve months ending June 30, 2013	1,232
Twelve months ending June 30, 2014	1,232
Twelve months ending June 30, 2015	$ 272

Commitment and contingencies - Additional Information (Details) (USD $)	4 Months Ended	6 Months Ended
	May 03, 2010 Companys vessel release of detention [Member]	Jun. 30, 2012 Retroactive levy of import export duties [Member]	Jun. 30, 2011 Fine For Failure To Update Oil Record Book [Member]	Jun. 30, 2012 Ocean Rig Corcovado [Member]
Security Paid For Release Of Vessel	$ 1,500,000
Payments for Legal Settlements		6,100,000	2,400,000
Amount Reimbursed To Related Party			2,000,000
Loss of hire insurance recoveries recognized as revenue				$ 24,600,000

Commitments and Contingencies - Toro's sale agreement (Details) (Toro's sale agreement [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 29, 2009	Feb. 13, 2009	Jul. 17, 2008 DWT
Toro's sale agreement [Member]
Size of Vessels			73,034
Vessel Sale Price			$ 63,400
Revised vessel sale price	36,000
Security Deposit Released In Favor Of Company	6,300
Additional Security deposit	1,500
Security deposit not paid		$ 1,500

Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total	$ (19,531)	$ (28,610)
Total
Cash flows hedges unrealized loss	(16,360)	(22,904)
Cash flows hedges realized loss	(15,823)	(16,097)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	2,206	2,104
Total	(29,977)	(38,247)
Attributable to Dryships Inc.
Cash flows hedges unrealized loss	(10,658)	(16,921)
Cash flows hedges realized loss	(10,310)	(11,893)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	1,437	1,554
Total	(19,531)	(28,610)
Attributable to non controlling interest
Cash flows hedges unrealized loss	(5,702)	(5,983)
Cash flows hedges realized loss	(5,513)	(4,204)
Senior notes unrealized loss	0	0
Actuarial pension gain	769	550
Total	$ (10,446)	$ (9,637)

Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Debt Expense [Abstract]
Interest incurred on long-term debt	$ 99,100	$ 62,593
Amortization and write off of financing fees	13,493	18,326
Amortization of convertible notes discount	18,621	16,260
Amortization of share lending agreement notes issuance costs	1,483	1,476
Other	2,818	5,158
Capitalized interest	(27,262)	(39,354)
Total	$ 108,253	$ 64,459

Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues from external customers	$ 583,635	$ 431,431
Income tax expense	(21,628)	(9,778)
Net income/(loss)	(78,885)	(85,813)
Drybulk Segment (Member)
Revenues from external customers	139,508	190,128
Income tax expense	0	0
Net income/(loss)	(31,255)	(96,665)
Tanker Segment (Member)
Revenues from external customers	17,637	5,348
Income tax expense	0	0
Net income/(loss)	(265)	(563)
Drilling Rigs Segment (Member)
Revenues from external customers	426,490	235,955
Income tax expense	(21,628)	(9,778)
Net income/(loss)	$ (47,365)	$ 11,415

Segment Information - Total Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total assets	$ 8,794,286	$ 8,621,689
Drybulk Segment (Member)
Total assets	2,178,255	2,124,848
Tanker Segment (Member)
Total assets	568,242	430,195
Drilling Rigs Segment (Member)
Total assets	$ 6,047,789	$ 6,066,646

Loss per share (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (65,658)	$ (88,324)
Less:Series A Convertible Preferred stock dividends	0	(3,930)
Basic and diluted LPS
Income/(loss) available to common stockholders	$ (65,658)	$ (92,254)
Weighted average number of outstanding shares	380,152,244	344,259,487
Amount per share	$ (0.17)	$ (0.27)

Loss per share - Additional information (Details)	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2010 Shares Excluded In Computing Earnings Per Share [Member]	Nov. 30, 2009 Shares Excluded In Computing Earnings Per Share [Member]	Jun. 30, 2012 Own Share Lending Agreement [Member]	Dec. 31, 2011 Own Share Lending Agreement [Member]
Common stock shares issued	424,762,244	424,762,094	10,000,000	26,100,000
Treasury Stock, Shares, Acquired					10,000,000	1,000,000

Non controlling interests (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Non Controlling Interests
Balance at the beginning of the period.	$ 793,334	$ 643,702
Net income/(loss) for the period.	(13,227)	2,511
Sale of subsidiary shares to non controlling interests (Note 11)	262,245	0
Amortization of stock based compensation	160	0
Other comprehensive income	2,060	1,499
Balance at the end of the period	$ 1,044,572	$ 647,712

Subsequent Events - Additional information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Aug. 07, 2012 Interest Rate Swap [Member]
Notional amount of interest rate swap agreement maturing in July 2017	$ 3,500,000	$ 450,000
Interest rate swap fixed rate from July 2013 until July 2017		1.04%